UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares/Units	Value
COMMON STOCK 96.4%
AUSTRALIA 3.3%
TOLL ROADS
Transurban Group	839,783	$7,487,402

BRAZIL 1.2%
WATER
Cia de Saneamento Basico do Estado de Sao Paulo	270,987	2,821,014

CANADA 6.4%
PIPELINES—C-CORP 5.0%
Pembina Pipeline Corp.	88,093	2,791,472
TransCanada Corp.	150,375	6,939,515
Veresen	147,653	1,632,138
		11,363,125
RAILWAYS 1.4%
Canadian Pacific Railway Ltd.	22,339	3,281,516
TOTAL CANADA		14,644,641

CHINA 2.1%
AIRPORTS 1.0%
Beijing Capital International Airport Co., Ltd., Class H (HKD)	1,872,000	2,240,185

TOLL ROADS 1.1%
Jiangsu Expressway Co., Ltd., Class H (HKD)	1,746,000	2,507,285
TOTAL CHINA		4,747,470

FRANCE 1.8%
AIRPORTS
Aeroports de Paris	32,438	4,008,972

GERMANY 1.2%
ELECTRIC—REGULATED ELECTRIC
Innogy SE, 144A(a)	74,539	2,813,751

HONG KONG 2.4%
ELECTRIC—REGULATED ELECTRIC 1.3%
CLP Holdings Ltd.	280,000	2,927,363

MARINE PORTS 1.1%
China Merchants Port Holdings Co., Ltd.	848,000	2,482,404
TOTAL HONG KONG		5,409,767

	Number of Shares/Units	Value
INDIA 1.1%
DIVERSIFIED
Azure Power Global Ltd. (Mauritius) (USD)(b)	134,694	$2,513,390

ITALY 3.2%
COMMUNICATIONS—TOWERS 2.0%
Ei Towers S.p.A.	80,095	4,502,969

PIPELINES—C-CORP 1.2%
Snam S.p.A.	637,686	2,757,868
TOTAL ITALY		7,260,837

JAPAN 6.9%
ELECTRIC—INTEGRATED ELECTRIC 2.0%
Kyushu Electric Power Co.	216,900	2,310,639
Tohoku Electric Power Co.	173,000	2,343,339
		4,653,978
RAILWAYS 4.9%
Central Japan Railway Co.	31,100	5,067,403
West Japan Railway Co.	93,700	6,094,330
		11,161,733
TOTAL JAPAN		15,815,711

MEXICO 2.2%
AIRPORTS 0.7%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	168,008	1,631,599

TOLL ROADS 1.5%
OHL Mexico SAB de CV	2,470,352	3,491,328
TOTAL MEXICO		5,122,927

NEW ZEALAND 2.0%
AIRPORTS
Auckland International Airport Ltd.	940,968	4,459,020

SPAIN 2.0%
TOLL ROADS
Ferrovial SA	232,891	4,660,886

SWITZERLAND 1.3%
AIRPORTS
Flughafen Zuerich AG	14,027	2,989,831

UNITED KINGDOM 2.9%
ELECTRIC—REGULATED ELECTRIC 1.0%
National Grid PLC	184,434	2,341,970

	Number of Shares/Units	Value
WATER 1.9%
United Utilities Group PLC	340,775	$4,241,819
TOTAL UNITED KINGDOM		6,583,789

UNITED STATES 56.4%
COMMUNICATIONS—TOWERS 8.0%
American Tower Corp.	79,705	9,687,346
Crown Castle International Corp.	90,602	8,557,359
		18,244,705
DIVERSIFIED 2.0%
Macquarie Infrastructure Co. LLC	55,967	4,509,821

ELECTRIC 22.3%
INTEGRATED ELECTRIC 5.9%
NextEra Energy	91,350	11,726,600
Pattern Energy Group	91,142	1,834,688
		13,561,288
REGULATED ELECTRIC 16.4%
Alliant Energy Corp.	112,214	4,444,796
CMS Energy Corp.	166,610	7,454,131
Duke Energy Corp.	13,421	1,100,656
Edison International	77,842	6,197,002
Great Plains Energy	160,283	4,683,469
PG&E Corp.	104,771	6,952,604
WEC Energy Group	108,822	6,597,878
		37,430,536
TOTAL ELECTRIC		50,991,824

GAS DISTRIBUTION 6.0%
Atmos Energy Corp.	67,357	5,320,529
Sempra Energy	77,237	8,534,689
		13,855,218
PIPELINES 8.9%
PIPELINES—C-CORP 6.6%
Cheniere Energy(b)	39,879	1,885,080
Kinder Morgan	285,208	6,200,422
Targa Resources Corp.	27,316	1,636,228
Williams Cos. (The)	179,728	5,318,152
		15,039,882

		Number of Shares/Units	Value
PIPELINES—MLP 2.3%
Antero Midstream Partners LP		52,957	$1,756,054
Noble Midstream Partners LP		33,243	1,731,296
Rice Midstream Partners LP		72,451	1,827,214
			5,314,564
TOTAL PIPELINES			20,354,446

RAILWAYS 5.9%
CSX Corp.		96,696	4,501,199
Norfolk Southern Corp.		24,509	2,744,272
Union Pacific Corp.		59,039	6,253,411
			13,498,882
WATER 3.3%
American Water Works Co.		97,091	7,550,767
TOTAL UNITED STATES			129,005,663
TOTAL COMMON STOCK (Identified cost—$179,592,635)			220,345,071

SHORT-TERM INVESTMENTS 2.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(c)		5,000,000	5,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,000,000)			5,000,000

TOTAL INVESTMENTS (Identified cost—$184,592,635)	98.6%		225,345,071
OTHER ASSETS IN EXCESS OF LIABILITIES	1.4		3,254,034
NET ASSETS	100.0%		$228,599,105

Glossary of Portfolio Abbreviations

HKD	Hong Kong Dollar
MLP	Master Limited Partnership
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $2,813,751 or 1.2% of the net assets of the Fund, of which 0.0% are illiquid.

(b) Non-income producing security.

(c) Rate quoted represents the annualized seven-day yield of the fund.

Sector Summary	% of Net Assets
Electric	27.8
Pipelines	15.1
Railways	12.2
Communications	10.0
Toll Roads	7.9
Airports	6.8
Water	6.4
Gas Distribution	6.0
Other	3.6
Diversified	3.1
Marine Ports	1.1
100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$220,345,071	$220,345,071	$—	$—
Short-Term Investments	5,000,000	—	5,000,000	—
Total Investments(a)	$225,345,071	$220,345,071	$5,000,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$184,592,635
Gross unrealized appreciation	$41,758,551
Gross unrealized depreciation	(1,006,115)
Net unrealized appreciation (depreciation)	$40,752,436

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017